Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 105	$ 26	$ 24	$ 21
Provision for credit losses	(1)	(2)	81	3
Exchange rate changes/other		(1)	(1)	(1)
Balance at end of period	104	23	104	23
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,865	3,290	3,419	3,088
Provision for credit losses	678	429	3,833	1,386
Net write-offs	(387)	(352)	(1,039)	(1,076)
Exchange rate changes/other	(91)	(46)	(148)	(77)
Balance at end of period	6,065	3,321	6,065	3,321
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,230	3,093	3,100	2,912
Balance at end of period	5,509	3,131	5,509	3,131
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	529	171	295	154
Balance at end of period	445	167	445	167
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	105	26	24	21
Balance at end of period	104	23	104	23
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1			1
Balance at end of period	7		7
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	484	395	402	382
Provision for credit losses	62	29	181	60
Net write-offs	(7)	(10)	(23)	(30)
Exchange rate changes/other	(8)	(5)	(29)	(3)
Balance at end of period	531	409	531	409
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,258	922	935	895
Provision for credit losses	166	127	724	398
Net write-offs	(111)	(116)	(341)	(346)
Exchange rate changes/other	(12)	(1)	(17)	(15)
Balance at end of period	1,301	932	1,301	932
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,121	790	832	760
Provision for credit losses	238	130	808	405
Net write-offs	(111)	(130)	(392)	(375)
Exchange rate changes/other	(1)	(1)	(1)	(1)
Balance at end of period	1,247	789	1,247	789
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	107	49	61	51
Provision for credit losses	13	12	77	25
Net write-offs	(7)	(7)	(24)	(20)
Exchange rate changes/other	(4)	(1)	(5)	(3)
Balance at end of period	109	53	109	53
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,790	1,108	1,165	979
Provision for credit losses	200	133	1,962	495
Net write-offs	(151)	(89)	(259)	(305)
Exchange rate changes/other	(66)	(37)	(95)	(54)
Balance at end of period	$ 2,773	$ 1,115	$ 2,773	$ 1,115